COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST II

Supplement dated November 13, 2009 to the

following Prospectuses

Columbia Retirement 2005 Portfolio

Columbia Retirement 2010 Portfolio

Columbia Retirement 2015 Portfolio

Columbia Retirement 2020 Portfolio

Columbia Retirement 2025 Portfolio

Columbia Retirement 2030 Portfolio

Columbia Retirement 2035 Portfolio

Columbia Retirement 2040 Portfolio

Supplement to the Prospectuses

dated March 1, 2009

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Value Fund

Columbia Mid Cap Value Fund

Supplement to the Prospectuses dated

July 1, 2009 (for Class A, Class B, Class C, Class R and

Class Z shares only, as applicable)

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Mid Cap Index Fund

Columbia Overseas Value Fund

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund II

Columbia Global Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Supplement to the Prospectuses

dated July 1, 2009

Columbia Daily Cash Reserves

Supplement to the Prospectus

dated August 1, 2009, as supplemented

Columbia Short Term Bond Fund

Supplement to the Prospectuses, dated August 1, 2009

(for Class A, Class B, Class C and Class Z shares only)

Columbia Asset Allocation Fund II

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Masters International Equity Portfolio

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia High Income Fund

Columbia Short Term Municipal Bond Fund

Columbia Total Return Bond Fund

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

Supplement to the Prospectuses

dated August 1, 2009

Columbia Multi-Advisor International Equity Fund

Supplement to the Prospectuses

dated September 11, 2009

Columbia California Tax-Exempt Reserves

Columbia Cash Reserves

Columbia Connecticut Municipal Reserves

Columbia Government Plus Reserves

Columbia Government Reserves

Columbia Massachusetts Municipal Reserves

Columbia Money Market Reserves

Columbia Municipal Reserves

Columbia New York Tax-Exempt Reserves

Columbia Tax-Exempt Reserves

Columbia Treasury Reserves

Supplement to the Prospectuses

dated January 1, 2009, as supplemented

(Each a “Fund” and together the “Funds”)

For each Fund’s Prospectuses (except for the Class Y shares Prospectuses, as applicable), paragraph five of the section entitled “Financial Intermediary Compensation” is deleted and replaced in its entirety with the following:

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. As of January 1, 2010, the Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets or up to $22.36 per account for financial intermediaries that seek payment by the Transfer Agent based on a per account basis. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Shareholders should retain this Supplement for future reference.

INT-47/27025-1109